Accounts Receivable - Transactions Affecting Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance, beginning of year	$ 4.6	$ 3.9	$ 4.9
Provisions charged to expense	3.1	0.5	1.4
Write-offs and other	(1.3)	0.2	(2.4)
Balance, end of year	$ 6.4	$ 4.6	$ 3.9